Consolidated Statements of Comprehensive Income Statement (FY) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net Income (Loss) Available to Common Stockholders, Basic	$ 17,162	$ 19,115	$ 83,120	$ 93,117	$ 115,969
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Tax	(2,193)	2,824	(528)	(15,309)	(3,441)
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax	6,626	(8,532)	1,594	46,245	10,393
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Tax	(252)	(449)	(1,798)	(1,798)	(1,199)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	7,386	(7,174)	7,025	51,676	14,013
Other Comprehensive Income (Loss), Net of Tax	7,386	(7,174)	7,025	51,676	14,013
Other Comprehensive Income (Loss), before Tax	21,996	11,941	64,052	148,302	133,195
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest	(2,552)	0	(26,093)	0	0
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest			90,145	144,793	129,982
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Net of Tax	$ 760	$ 1,358	$ 5,431	$ 5,431	$ 3,620